Income Taxes - Schedule of Deferred Tax Assets (Details)	Jun. 30, 2015 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 8,692
Valuation allowance	$ (8,692)
Deferred tax assets, Net of valuation allowance